Cash and Cash Equivalents (Details)	Dec. 31, 2022	Dec. 31, 2020
Bottom of Range [Member]
Cash and Cash Equivalents (Details) [Line Items]
Percentage of bank deposit interest rate	0.30%	0.30%
Top of Range [Member]
Cash and Cash Equivalents (Details) [Line Items]
Percentage of bank deposit interest rate	0.40%	(0.40%)